Vanguard GNMA Fund Expense Example - Retail Prospectus [Member] - Vanguard GNMA Fund	Jan. 31, 2026 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	268
Admiral Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	$ 141